Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of assets available for benefits per the financial statements as of December 31, 2025 and 2024, to Form 5500:

	2025	2024
Statement of Net Assets Available for Benefits:
Assets available for benefits per the financial statements	$418,131,666	$373,350,931
Deemed distributions	(140,604)	(142,859)
Net assets per the Form 5500	$417,991,062	$373,208,072

The following is a reconciliation of the changes in net assets per the financial statements for the year ended December 31, 2025, to Form 5500:

2025
Statement of Changes in Net Assets Available for Benefits:
Increase in assets available for benefits per the financial statements	$44,780,735
Deemed distributions	2,255
Net income per the Form 5500	$44,782,990